ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2014	2013

Employees and payroll accruals	$10,582	$9,652
Accrued expenses	7,394	6,043
Advances from customers	42	1,405
Taxes payable	1,915	2,435
Warranty provision	1,475	920
Derivatives	2,900	64
Phantom share based payment	750	-
Other	716	371

	$25,774	$20,890